Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Cash flows from operating activities:
Net Income (loss)	[1]	$ 7,478,936	$ (8,048,822)		$ 3,924,148
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		1,232,611	1,226,496		1,217,455	[2]
Loss (gain) from disposal of property and equipment		(712,685)	329,580		35,803	[2]
Loss (gain) from unrealized foreign currency translation		(412,728)	282,131		(662,345)	[2]
Provision for (reversal of) credit losses		(2,043,939)	3,471,953		(278,642)	[2]
Addition (reversal) of merchandise inventories written down		(68,361)	150,382			[2]
Amortization of operating lease right-of-use assets		1,711,978	1,784,754		2,385,992	[2]
Deferred tax provision (benefit)		(1,778,277)	4,849,771		(67,268)	[2]
Change in fair value of warrants liabilities		(109,173)	(139,615)		(369,404)	[2]
Investment loss (income) from equity method investment		69,444	(14,554)		145,828	[2]
Gain from disposal of equity method investment		(190,571)				[2]
Accrued interest expense					38,666	[2]
Changes in operating assets and liabilities:
Accounts receivable		(24,747,655)	(53,824,026)		7,841,569	[2]
Accounts receivable - related parties		277,005	(323,212)			[2]
Merchandise inventories		2,355,034	21,285,866		(6,054,509)	[2]
Compensation receivable for consumption tax		11,284,665	(23,212,327)			[2]
Prepaid expenses and other current assets		949,043	5,597,781		(7,028,529)	[2]
Long term prepaid expenses and other non-current assets		315,809	2,183,108		(4,762,929)	[2]
Accounts payable		13,816,414	5,280,797		(2,803,950)	[2]
Accounts payable - related parties		299,591	(119,081)		25,813	[2]
Deferred revenue		35,027	49,715		(69,862)	[2]
Taxes payable		(6,977,961)	17,268,372		(1,365,092)	[2]
Other payables and other current liabilities		1,078,396	(1,590,907)		1,932,901	[2]
Operating lease liabilities		(1,711,398)	(1,807,376)		(2,270,868)	[2]
Other non-current liabilities		(239,250)	(419,200)		1,179,459	[2]
Net cash provided by (used in) operating activities		1,911,955	(25,738,414)		(7,005,764)	[2]
Cash flows from investing activities:
Purchase of property and equipment		(929,308)	(934,960)		(3,037,813)	[2]
Proceeds from disposal of property and equipment		3,104,387	2,961		61,109	[2]
Proceeds from disposal of equity method investment		276,800				[2]
Proceeds from disposal of a subsidiary		34,600				[2]
Disposal of a subsidiary, net of cash		(171,788)				[2]
Collection of amount due from (advances made to) related parties		399,223	188,728		(128,535)	[2]
Net cash provided by (used in) investing activities		2,713,914	(743,271)		(3,105,239)	[2]
Cash flows from financing activities:
Capital contribution			23		1,822,416	[2]
Proceeds from initial public offerings, net of issuance costs					22,102,984	[2]
Proceeds from issuance of ordinary shares, net of issuance costs		3,747,282				[2]
Cash consideration paid for business combination under common control			(2,842,173)			[2]
Proceeds from short-term borrowings		1,384,000	78,831,300		282,176,915	[2]
Repayments of short-term borrowings		(2,076,000)	(55,515,000)		(303,096,477)	[2]
Proceeds from long-term borrowings			2,160,161		17,057,036	[2]
Repayments of long-term borrowings		(4,186,712)	(9,798,554)		(1,608,276)	[2]
Advances received from (payments made to) related parties		(228,966)	104,482		(4,282,303)	[2]
Repayment of obligations under finance leases		(420,910)	(194,421)		(408,492)	[2]
Net cash provided by (used in) financing activities		(1,781,306)	12,745,818		13,763,803	[2]
Effect of exchange rate fluctuation on cash		(2,135,466)	(2,763,692)		(2,230,388)	[2]
Net increase (decrease) in cash		709,097	(16,499,559)		1,422,412	[2]
Cash at beginning of year		1,766,441	18,266,000	[2]	16,843,588	[2]
Cash at end of year		2,475,538	1,766,441		18,266,000	[2]
Supplemental cash flow information
Cash paid for income taxes		880,308	433,899		3,718,637	[2]
Cash paid for interest		798,353	1,108,863		873,147	[2]
Supplemental non-cash operating activities
Purchase of property and financed under long-term payment			831,746		22,719	[2]
Purchase of property and equipment financed under finance leases			210,666		901,561	[2]
Right of use assets obtained in exchange for operating lease liabilities		3,118,676	542,231		2,856,470	[2]
Capital contribution in the form of debt exemption					1,111,608	[2]
Deduction of right of use assets and operating lease liabilities in relation to lease concession					84,368	[2]
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement					27,262	[2]
Deferred IPO cost offset with capital reserve					$ 685,473	[2]

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.